Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings	$ 253.1	$ 314.1	$ 323.7
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	27.8	5.0	(67.0)
Cash flow hedges	5.5	7.7	(0.3)
Defined benefit pension plans	(9.0)	(11.9)	(0.8)
Other comprehensive income (loss)	24.3	0.8	(68.1)
Comprehensive income	277.4	314.9	255.6
Less: comprehensive (income) attributable to noncontrolling interest	0.0	(0.1)	(0.2)
Comprehensive income attributable to Leggett & Platt, Inc.	$ 277.4	$ 314.8	$ 255.4